Award Timing Disclosure	12 Months Ended
Jan. 31, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Timing of awards
The compensation committee has not granted, nor does it intend to grant, equity awards in anticipation of the release of material, nonpublic information. Similarly, the company has not timed, nor does it intend to time, the release of material, nonpublic information based on equity award grant date.

Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
The compensation committee has not granted, nor does it intend to grant, equity awards in anticipation of the release of material, nonpublic information. Similarly, the company has not timed, nor does it intend to time, the release of material, nonpublic information based on equity award grant date.

MNPI Disclosure Timed for Compensation Value	false